Plan of Restructuring	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]

Note 3 - Plan of Restructuring

The Company’s Board of Directors approved a comprehensive restructuring plan which included offers to the holders of the 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) the right to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged and to the holders of the 9½% Subordinated debentures due 2012 (the “Debentures”) the right to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims.  In November 2011, $9.0 million principal amount of the Notes and $718,000 principal amount of the Debentures were exchanged, the Company issued 2.2 million shares of Common Stock in exchange for the Notes and the Company recorded a gain of $8.8 million on debt extinguishment of principal and accrued interest on the Notes and Debentures.  The offer expired in 2011, but the Company continues to consider further exchanges of the Notes on the same terms as previously offered.  No Notes or Debentures were exchanged in 2013.  In the three months ended March 31, 2012, the Company recorded a gain of $4,000 on debt extinguishment of principal and accrued interest on an additional $5,000 principal amount of the Debentures that were exchanged.

As part of the restructuring plan, on November 14, 2011, the Company completed the sale of an aggregate of $8.3 million of securities (the “Offering”) consisting of (i) 416,500 shares of the Company’s Series A Convertible Preferred Stock, par value $1.00 per share (the “Preferred Stock”), having a stated value of $20.00 per share, which converted into 20,825,000 shares of the Company’s Common Stock, par value $0.001 per share, and (ii) 4,165,000 one-year warrants (the “A Warrants”).  These securities were organized into units, and were issued at a purchase price of $20,000 per unit (the “Units”).  Each Unit consisted of 1,000 shares of the Company’s Preferred Stock, which converted into 50,000 shares of the Company’s Common Stock, and 10,000 A Warrants.  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share.  Each B Warrant entitles the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.

R.F. Lafferty & Co., Inc. (the “Placement Agent”), a FINRA registered broker-dealer, was engaged as Placement Agent in connection with the Offering.  The Placement Agent was paid fees based upon a maximum of an $8.0 million raise.  Such fees consisted of a cash fee in the amount of $200,000, a one year note for $200,000 at a 4.00% rate of interest and three-year warrants to purchase 24 Units (the “Placement Agent Warrants”).  The A Warrants issuable upon exercise of the Placement Agent Warrants and the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants are substantially the same as the A Warrants and B Warrants sold in the Offering, except that they have the following exercise periods: (i) the A Warrants issuable upon exercise of the Placement Agent Warrants shall be exercisable for a period of two years from the date of exercise of the Placement Agent Warrants; and (ii) the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be exercisable for a period equal to the longer of three years from the Closing Date or one year from the date of exercise of the A Warrants underlying the Placement Agent Warrants.  The Placement Agent Warrants are exercisable at a price of $0.50 per share, and the A Warrants and B Warrants issuable upon exercise of the Placement Agent Warrants will be exercisable at a price of $0.20 per share in the case of the A Warrants and $0.50 per share in the case of the B Warrants, on the same terms as provided in the A Warrants and B Warrants sold in the Offering.

The net proceeds of the Offering were used to fund the restructuring of the Company’s outstanding debt, which included: (1) a cash settlement to holders of the Notes in the amount of $2.0 million; (2) a cash settlement to holders of the Debentures in the amount of $72,000; (3) payment of the Company’s outstanding term loan with the senior lender in the amount of $321,000 and (4) payment of $1.0 million on the Company’s outstanding revolving loan with the senior lender under the Credit Agreement.  Any net proceeds of the Offering remaining after payment to holders of the Notes, the Debentures and the senior lender were used for working capital and other general corporate purposes.

The investors who own a substantial number of warrants to purchase our Common Stock will have substantial influence over the vote on key matters requiring stockholder approval.  As of December 31, 2012, the investors have 4,165,000 warrants to purchase shares of our Common Stock issued in connection with the their investment in the Series A Convertible Preferred Stock, which does not include the 4,165,000 B Warrants underlying the A Warrants and 2,680,000 warrants held by the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes.  See Note 7 – Warrant Liabilities.

In the second quarter of 2010, the Company began its restructuring plan by reducing operating costs. The 2010 actions included the elimination of approximately 50 positions from our operations and the closing of our Stratford, Connecticut manufacturing facility.  The 2010 results included a restructuring charge of $1.1 million consisting of employee severance pay, facility closing costs representing primarily lease termination and asset write-off costs, and other fees directly related to the restructuring plan. The 2011 actions included the elimination of approximately 30 additional positions. The 2011 results included an additional restructuring charge of $164,000 consisting of employee severance pay and other fees directly related to the restructuring plan.  The 2012 actions included the elimination of approximately 8 additional positions. The 2012 results included an additional restructuring charge of $415,000 consisting of employee severance pay and other fees directly related to the restructuring plan. The 2013 actions include the elimination of approximately 18 additional positions. The 2013 results include an additional restructuring charge of $50,000 consisting of employee severance pay and other fees directly related to the restructuring plan. The costs associated with the restructuring are included in a separate line item, Restructuring costs, in the Condensed Consolidated Statements of Operations. We expect that the majority of these costs will be paid over the next 12 months.

The following table shows the amounts expensed and paid for restructuring costs that were incurred during the three months ended March 31, 2013 and the remaining accrued balance of restructuring costs as of March 31, 2013 which is included in Accrued liabilities in the Condensed Consolidated Balance Sheets:

	Balance December 31, 2012	Provision	Payments and Other Adjustments	Balance March 31, 2013
Severance costs (1)	$181	$40	$59	$162
Other fees	24	10	34	-
Total	$205	$50	$93	$162

(1) Represents salaries for employees separated from the Company.

The following table shows, by reportable segment, the restructuring costs incurred for the three months ended March 31, 2013 and the remaining accrued balance of restructuring costs as of March 31, 2013:

	Balance December 31, 2012	Provision	Payments and Other Adjustments	Balance March 31, 2013
Digital display sales	$158	$ 1	$54	$105
Digital display lease and maintenance	47	49	39	57
Total	$205	$50	$93	$162

3.  Plan of Restructuring

The Company’s Board of Directors approved a comprehensive restructuring plan which included offers to the holders of the 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) the right to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged and to the holders of the 9½% Subordinated debentures due 2012 (the “Debentures”) the right to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims.  $9.0 million principal amount of the Notes and $723,000 principal amount of the Debentures were exchanged.  The Company issued 2.2 million shares of Common Stock in exchange for the Notes. The Company recorded gains of $60,000 in the six months ended June 30, 2012 ($0.00 per share, basic and diluted) and $8.8 million ($3.21 per share, basic and diluted) in the year ended December 31, 2011, on debt extinguishment of principal and accrued interest on the Notes and Debentures that were exchanged.

As part of the restructuring plan, on November 14, 2011, the Company completed the sale of an aggregate of $8.3 million of securities consisting of (i) 416,500 shares of the Company’s Series A Convertible Preferred Stock, par value $1.00 per share (the “Preferred Stock”), having a stated value of $20.00 per share, which converted into 20,825,000 shares of the Company’s Common Stock, par value $0.001 per share, and (ii) 4,165,000 one-year warrants (the “A Warrants”).  These securities were organized into units, and were issued at a purchase price of $20,000 per unit (the “Units”).  Each Unit consisted of 1,000 shares of the Company’s Preferred Stock, which converted into 50,000 shares of the Company’s Common Stock, and 10,000 A Warrants.  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share.  Each B Warrant entitles the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.

R.F. Lafferty & Co., Inc., (the “Placement Agent”) a FINRA registered broker-dealer, was engaged as Placement Agent in connection with the Offering.  The Placement Agent was paid fees based upon a maximum of an $8 million raise.  Such fees consisted of a cash fee in the amount of $200,000, a one year note for $200,000 at a 4.00% rate of interest and three-year warrants to purchase 24 Units (the “Placement Agent Warrants”).  The A Warrants issuable upon exercise of the Placement Agent Warrants and the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants are substantially the same as the A Warrants and B Warrants sold in the Offering, except that they have the following exercise periods: (i) the A Warrants issuable upon exercise of the Placement Agent Warrants shall be exercisable for a period of two years from the date of exercise of the Placement Agent Warrants; and (ii) the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be exercisable for a period equal to the longer of three years from the Closing Date or one year from the date of exercise of the A Warrants underlying the Placement Agent Warrants.  The Placement Agent Warrants are exercisable at a price of $0.50 per share, and the A Warrants and B Warrants issuable upon exercise of the Placement Agent Warrants will be exercisable at a price of $0.20 per share in the case of the A Warrants and $0.50 per share in the case of the B Warrants, on the same terms as provided in the A Warrants and B Warrants sold in the Offering.

The net proceeds of the Offering were used to fund the restructuring of the Company’s outstanding debt, which included: (1) a cash settlement to holders of the Notes in the amount of $2.0 million; (2) a cash settlement to holders of the Debentures in the amount of $72,000; (3) payment of the Company’s outstanding term loan with the senior lender in the amount of $321,000 and (4) payment of $1.0 million on the Company’s outstanding revolving loan with the senior lender under the Credit Agreement.  The net proceeds of the Offering remaining after payment to holders of the Notes, the Debentures and the senior lender were used to pay the remaining $3.0 million outstanding under the revolving loan with the senior lender under the Credit Agreement and for working capital.

The investors who own a substantial number of warrants to purchase our Common Stock will have substantial influence over the vote on key matters requiring stockholder approval.  As of December 31, 2012, the investors have 4,165,000 warrants to purchase shares of our Common Stock issued in connection with the their investment in the Series A Convertible Preferred Stock, which does not include the 4,165,000 B Warrants underlying the A Warrants and 2,680,000 warrants held by the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes.

In the second quarter of 2010, the Company began its restructuring plan by reducing operating costs.  The 2010 actions included the elimination of approximately 50 positions from our operations and the closing of our Stratford, Connecticut manufacturing facility.  The 2010 results included a restructuring charge of $1.1 million consisting of employee severance pay, facility closing costs representing primarily lease termination and asset write-off costs, and other fees directly related to the restructuring plan.  The 2011 actions include the elimination of approximately 30 additional positions.  The 2011 results include an additional restructuring charge of $164,000 consisting of employee severance pay and other fees directly related to the restructuring plan.  The 2012 actions include the elimination of approximately 8 additional positions.  The 2012 results include an additional restructuring charge of $415,000 consisting of employee severance pay and other fees directly related to the restructuring plan.  The costs associated with the restructuring are included in a separate line item, Restructuring costs, in the Consolidated Statements of Operations.  We expect that the majority of these costs will be paid over the next 12 months.

The following table shows the amounts expensed and paid for restructuring costs that were incurred during 2012 and the remaining accrued balance of restructuring costs as of December 31, 2012, which is included in Accrued liabilities in the Consolidated Balance Sheets.

In thousands	Balance December 31, 2011	Pro-vision	Payments and Other Adjust-ments	Balance December 31, 2012
Severance costs (1)	$43	$349	$211	$181
Other fees	30	66	72	24
Total	$73	$415	$283	$205

(1)    Represents salaries for employees separated from the Company.

The following table shows by reportable segment, the restructuring costs incurred during 2012 and the remaining accrued balance of restructuring costs as of December 31, 2012.

In thousands	Balance December 31, 2011	Pro-vision	Payments and Other Adjust-ments	Balance December 31, 2012
Digital display sales	$ -	$338	$180	$158
Digital display lease and maintenance	73	77	103	47
Total	$73	$415	$283	$205